PENSION AND POST-RETIREMENT BENEFITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Components of Net Periodic Benefit Costs

The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans for the third quarter of 2013 and 2012 are as follows:

	Pension Plans		Other Post-retirement Benefit Plans
	Three Months Ended September 30,		Three Months Ended September 30,
	2013	2012	2013	2012
Net periodic benefit (income) costs:
Service cost	$0.3	$0.4	$—	$—
Interest cost	6.9	7.5	0.1	0.1
Expected return on plan assets	(9.6)	(8.8)	—	—
Amortization of actuarial loss	2.1	2.0	0.1	0.1

	(0.3)	1.1	0.2	0.2
Portion allocated to Revlon Holdings LLC	—	—	—	—

	$(0.3)	$1.1	$0.2	$0.2

The components of net periodic benefit (income) costs for the Company’s pension and the other post-retirement benefit plans for the first nine months of 2013 and 2012 are as follows:

	Pension Plans		Other Post-retirement Benefit Plans
	Nine Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net periodic benefit (income) costs:
Service cost	$0.7	$1.2	$—	$—
Interest cost	20.7	22.5	0.4	0.5
Expected return on plan assets	(28.7)	(26.4)	—	—
Amortization of actuarial loss	6.4	6.1	0.3	0.2

	(0.9)	3.4	0.7	0.7
Portion allocated to Revlon Holdings LLC	(0.1)	(0.1)	—	—

	$(1.0)	$3.3	$0.7	$0.7

The components of net periodic benefit cost for the pension plans and other post-retirement benefit plans are as follows:

	Pension Plans			Other Post-retirement Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
Net periodic benefit cost:
Service cost	$1.6	$1.2	$1.5	$—	$—	$—
Interest cost	30.0	32.4	33.8	0.7	0.9	0.9
Expected return on plan assets	(35.2)	(35.0)	(32.1)	—	—	—
Amortization of prior service cost (credit)	—	0.1	0.1	—	—	—
Amortization of actuarial loss	8.1	5.3	5.1	0.3	0.3	0.2
Curtailment gain	(1.5)	—	—	—	—	—

	3.0	4.0	8.4	1.0	1.2	1.1
Portion allocated to Revlon Holdings	(0.1)	(0.1)	(0.1)	—	(0.1)	(0.1)

	$2.9	$3.9	$8.3	$1.0	$1.1	$1.0